Commitments and Contingencies - Schedule of Maturity Operating Lease Liabilities (Details)	Mar. 31, 2019 KRW (₩)
Commitments and Contingencies Disclosure [Abstract]
2020	₩ 115,657
2021	92,590
2022	56,516
2023	15,895
Total	₩ 280,658